Significant Accounting Policies - Related Parties Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Concentration Risk [Line Items]
Amounts due from related parties	¥ 656,399	¥ 578,454	$ 95,469
Amount Due from Related Parties | Credit Concentration Risk
Concentration Risk [Line Items]
Amounts due from related parties	¥ 631,204	¥ 566,732
Concentration risk, percentage	96.20%	98.00%
Amount Due from Related Parties | Credit Concentration Risk | Company C
Concentration Risk [Line Items]
Amounts due from related parties	¥ 631,204	¥ 566,732
Concentration risk, percentage	96.20%	98.00%